Employee Benefits - Stock Options (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Euro [Member] EUR (€)	Dec. 31, 2013 Euro [Member] EUR (€)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2014 USD [Member] USD ($)	Dec. 31, 2013 USD [Member] USD ($)	Dec. 31, 2012 USD [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	€ 13.94	€ 14.22	€ 8.97	$ 18.57	$ 21.74	$ 11.87
Weighted average share price at the exercise date of stock options	€ 71.69	€ 59.53	€ 40.45	$ 93.19	$ 77.25	$ 50.88
Aggregate intrinsic value of stock options exercised	€ 12,098	€ 15,924	€ 71,331	$ 9,497	$ 11,086	$ 12,684
Aggregate remaining contractual term of currently exercisable options (years)	2 years 11 months 9 days	3 years 1 month 2 days	3 years 7 months 2 days	3 years 9 months 15 days	3 years 1 month 13 days	3 years 2 months 1 day
Aggregate intrinsic value of exercisable stock options	39,020	37,441	34,438	17,942	22,781	21,882
Aggregate intrinsic value of outstanding stock options	€ 40,428	€ 38,718	€ 35,671	$ 19,171	$ 25,369	$ 22,433